Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jul. 08, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000088048
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 08, 2015
Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2015
Prospectus Date	rr_ProspectusDate	Jun. 02, 2014